Financial Instruments - Level 3 Fair Value Sensitivity Analysis - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other Liabilities Related to Business Combination [Member] | Q2T [Member]
Disclosure of Fair Value Measurement [Line Items]
Change in other liabilities related to business combination	1.00%	1.00%
Other Investments- Equity Securities [Member] | FVTPL [Member]
Disclosure of Fair Value Measurement [Line Items]
Equity instruments basis points	1.00%